Goodwill and intangible assets - Summary of Other Changes In Other Intangible Assets (Detail) - Other intangible assets [member] - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	¥ 563,842	¥ 450,103
Changes in carrying amount:
Additions	160,427	126,791
Acquisitions through business combinations	4,397	92,640
Internal development	20,096	19,835
Disposals or classified as held for sale	(8,182)	(3,170)
Amortization	(153,890)	(135,220)
Impairment losses	(595)	(509)
Translation adjustment	27,283	9,659
Other	2,224	3,713
Total changes	51,760	113,739
Ending Balance	615,602	563,842
Patent rights, know-how and license agreements [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	19,022	19,667
Changes in carrying amount:
Additions	8,854	6,432
Acquisitions through business combinations	371	2,056
Disposals or classified as held for sale	(16)	(8)
Amortization	(8,838)	(8,152)
Impairment losses	(16)	(8)
Translation adjustment	444	156
Other	97	(1,121)
Total changes	896	(645)
Ending Balance	19,918	19,022
Customer relationships [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	22,321	21,085
Changes in carrying amount:
Acquisitions through business combinations	2,003	9,237
Disposals or classified as held for sale	(1,697)	(112)
Amortization	(10,166)	(9,437)
Impairment losses		(93)
Translation adjustment	2,472	1,483
Other		158
Total changes	(7,388)	1,236
Ending Balance	14,933	22,321
Trademarks [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	39,213	24,630
Changes in carrying amount:
Additions	20	17
Acquisitions through business combinations	1,887	16,655
Disposals or classified as held for sale	(616)	(14)
Amortization	(5,874)	(4,290)
Translation adjustment	5,094	1,516
Other	(104)	699
Total changes	407	14,583
Ending Balance	39,620	39,213
Software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	347,072	273,976
Changes in carrying amount:
Additions	145,515	117,019
Acquisitions through business combinations	13	26,298
Internal development	20,096	19,835
Disposals or classified as held for sale	(5,576)	(2,907)
Amortization	(110,296)	(94,821)
Impairment losses	(8)	(342)
Translation adjustment	10,981	3,715
Other	2,193	4,299
Total changes	62,918	73,096
Ending Balance	409,990	347,072
Television carriage contracts [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	26,280	28,058
Changes in carrying amount:
Disposals or classified as held for sale	(33)
Amortization	(4,129)	(3,954)
Translation adjustment	3,329	2,176
Total changes	(833)	(1,778)
Ending Balance	25,447	26,280
Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	109,934	82,687
Changes in carrying amount:
Additions	6,038	3,323
Acquisitions through business combinations	123	38,394
Disposals or classified as held for sale	(244)	(129)
Amortization	(14,587)	(14,566)
Impairment losses	(571)	(66)
Translation adjustment	4,963	613
Other	38	(322)
Total changes	(4,240)	27,247
Ending Balance	105,694	109,934
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	1,631,220	1,474,330
Changes in carrying amount:
Ending Balance	1,825,767	1,631,220
Gross carrying amount [member] | Patent rights, know-how and license agreements [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	201,243	213,649
Changes in carrying amount:
Ending Balance	212,000	201,243
Gross carrying amount [member] | Customer relationships [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	66,593	58,427
Changes in carrying amount:
Ending Balance	70,560	66,593
Gross carrying amount [member] | Trademarks [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	51,747	32,683
Changes in carrying amount:
Ending Balance	59,377	51,747
Gross carrying amount [member] | Software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	1,045,743	952,153
Changes in carrying amount:
Ending Balance	1,196,266	1,045,743
Gross carrying amount [member] | Television carriage contracts [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	66,583	61,939
Changes in carrying amount:
Ending Balance	75,716	66,583
Gross carrying amount [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	199,311	155,479
Changes in carrying amount:
Ending Balance	211,848	199,311
Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(1,067,378)	(1,024,227)
Changes in carrying amount:
Ending Balance	(1,210,165)	(1,067,378)
Accumulated depreciation and impairment losses [member] | Patent rights, know-how and license agreements [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(182,221)	(193,982)
Changes in carrying amount:
Ending Balance	(192,082)	(182,221)
Accumulated depreciation and impairment losses [member] | Customer relationships [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(44,272)	(37,342)
Changes in carrying amount:
Ending Balance	(55,627)	(44,272)
Accumulated depreciation and impairment losses [member] | Trademarks [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(12,534)	(8,053)
Changes in carrying amount:
Ending Balance	(19,757)	(12,534)
Accumulated depreciation and impairment losses [member] | Software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(698,671)	(678,177)
Changes in carrying amount:
Ending Balance	(786,276)	(698,671)
Accumulated depreciation and impairment losses [member] | Television carriage contracts [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(40,303)	(33,881)
Changes in carrying amount:
Ending Balance	(50,269)	(40,303)
Accumulated depreciation and impairment losses [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(89,377)	(72,792)
Changes in carrying amount:
Ending Balance	¥ (106,154)	¥ (89,377)